Prospectus Supplement

June 18, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2018

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

High Yield Portfolio

Short Duration Income Portfolio

Strategic Income Portfolio

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Core Plus Fixed Income Portfolio—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Corporate Bond Portfolio—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—High Yield Portfolio—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Strategic Income Portfolio—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser and/or Sub-Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Details of the Funds—Core Plus Fixed Income Portfolio—Process":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Details of the Funds—Corporate Bond Portfolio—Process":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Details of the Funds—High Yield Portfolio—Process":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Details of the Funds—Short Duration Income Portfolio—Process":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Details of the Funds—Strategic Income Portfolio—Process":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser and/or Sub-Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company.

Please retain this supplement for future reference.

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